Cover	May 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2025
Entity File Number	333-269417-01
Entity Registrant Name	PROFUSA, INC.
Entity Central Index Key	0001479362
Entity Tax Identification Number	26-4589529
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	345 Allerton Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	925
Local Phone Number	997-6925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false